NON-CONTROLLING INTERESTS (Details)			1 Months Ended	9 Months Ended	12 Months Ended
	Oct. 26, 2018 CNY (¥)	Feb. 28, 2017 CNY (¥)	Feb. 28, 2017 CNY (¥) item	Dec. 31, 2017 CNY (¥)	Dec. 31, 2018 CNY (¥)
NON-CONTROLLING INTERESTS
Balance at the beginning of the period					¥ 36,304,276
Capital contribution				¥ 34,000,000
Comprehensive loss				(1,444,363)	(3,181,199)
Accretion of redeemable non-controlling interests				3,748,639	6,085,542
Balance at the end of the period				¥ 36,304,276	¥ 39,208,619
The investors
NON-CONTROLLING INTERESTS
Number of investors | item			2
Equity interest acquired			20.00%
Redemption period		6 years
Redemption value		¥ 34,000,000	¥ 34,000,000
Redemption value interest rate		8.00%	8.00%
ATA Testing | Muhua Shangce | Limited Partnership
NON-CONTROLLING INTERESTS
Percentage of shares approved to be transferred	24.00%				24.00%
Total consideration	¥ 1,500,000